Consolidated Balance Sheets - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current Assets
Cash and cash equivalents	$ 1,670,949	$ 651,911
Accounts receivable, net	18,160	392
Real estate held for sale	907,061
Prepaid expenses and other receivables	27,979	25,008
Deferred IPO costs	699,499
Total Current Assets	3,323,648	677,311
Noncurrent Assets
Equipment, net	70,771	87,469
Operating lease right-of-use assets, net	29,410	70,930
Intangible asset	1,449
Security deposits	4,235	4,235
Total Noncurrent Assets	105,865	162,634
Total Assets	3,429,513	839,945
Current Liabilities
Accounts payable	21,300	16,703
Auto loan payable, current	8,102	7,605
Operating lease liabilities, current	29,980	41,235
Other current liabilities	830,065	9,490
Total Current Liabilities	944,447	75,033
Noncurrent Liabilities
Auto loan payable, noncurrent	35,381	43,483
Operating lease liabilities, noncurrent		29,980
Total Noncurrent Liabilities	35,381	73,463
Total Liabilities	979,828	148,496
Stockholders’ Equity
Preferred stock, $0.001 par value, 1,000,000 shares authorized, no shares issued and outstanding at December 31, 2024 and 2023
Common stock, $0.001 par value, 100,000,000 shares authorized, 14,505,000 and 13,500,000 shares issued and outstanding at December 31, 2024 and 2023, respectively	14,505	13,500
Paid-in capital	1,276,690	297,695
Retained earnings	1,158,490	380,254
Total Stockholders’ Equity	2,449,685	691,449
Total Liabilities and Stockholders’ Equity	3,429,513	839,945
Related Party
Current Liabilities
Due to related party	$ 55,000